Borrowings	6 Months Ended
Jun. 30, 2025
Borrowings
Borrowings

11.  Borrowings

Borrowings consist of the following:

	December 31,	June 30,
	2024	2025
		(Unaudited)
Short-term borrowing:
Bank loan (i)	4,490,000	4,068,000
Other short-term financing arrangements (ii)	1,239,561	1,370,829
Current portion of long-term borrowings:
Current portion of convertible notes (iii)	2,706,285	6,517
Current portion of long-term bank loan (iv)	639,180	501,340
Current portion of other financing arrangements (ii)	52,157	284,341
Long-term borrowings:
Bank loan (iv)	2,965,490	663,570
Convertible notes (iii)	8,166,996	8,136,775
Other financing arrangements (ii)	308,269	312,833
Total	20,567,938	15,344,205

(i) Short-term bank loan

As of December 31, 2024, the Group obtained short-term borrowings from several banks of RMB4,490,000 in aggregate. The annual interest rate of these borrowings is approximately 2.10% to 2.60%.

As of June 30, 2025, the Group obtained short-term borrowings from several banks of RMB4,068,000 in aggregate. The annual interest rate of these borrowings is approximately 2.20% to 2.55%.

The short-term borrowings contain covenants including, among others, limitation on liens, consolidation, merger, sale of the Group’s assets and certain financial measures. The Group was in compliance with all of the loan covenants as of December 31, 2024 and June 30, 2025. As of December 31, 2024 and June 30, 2025, no short-term borrowings were guaranteed by the Company’s subsidiaries or pledged with short-term investments.

(ii) Other financing arrangements

Other financing arrangements mainly consist of financial liabilities arising from sale and leaseback arrangements of certain vehicles and power swap station assets that the control of the underlying assests are not transferred from the Group (the seller-lessee) to the buyer-lessor. For the six months ended June 30, 2024 and 2025, financial liabilities arising from certain sales and leaseback arrangements of RMB68,345 and RMB661,669 were settled upon ultimate transfer of control of related assets, respectively.

(iii) Convertible notes

2024 Notes

In February 2019, the Group issued US$650,000 convertible senior notes and additional US$100,000 senior notes (collectively the “2024 Notes”) to the Notes purchasers (the “Notes Offering”). The 2024 Notes bears interest at a rate of 4.50% per year, payable semi-annually in arrears on February 1 and August 1 of each year, beginning on August 1, 2019. The 2024 Notes is convertible into the Company’s American Depositary Shares at the pre-agreed fixed conversion price at the discretion of the holders and will mature for repayment on February 1, 2024. Holders of the 2024 Notes are entitled to require the Company to repurchase all or part of the 2024 Notes in cash on February 1, 2022 or in the event of certain fundamental changes. In connection with the Notes Offering, the Company entered into capped call transactions with certain Notes purchasers and/or their respective affiliates and/or other financial institutions (the “Capped Call Option Counterparties”) and used a portion of the net proceeds of the Notes Offering to pay the cost of such transactions. In addition, the Company also entered into privately negotiated zero-strike call option transactions with certain Notes purchasers or their respective affiliates (the “Zero-Strike Call Option Counterparties”) and used a portion of the net proceeds of the Notes Offering to pay the aggregate premium under such transactions. The Company accounts for the 2024 Notes as a single instruments as a long-term debt. The debt issuance cost were recorded as reduction to the long-term debts and are amortized as interest expenses using the effective interest method. The value of the 2024 Notes are measured by the cash received. The cost for the capped call transactions have been recorded as deduction of additional paid-in capital within total shareholders’ equity. The zero-strike call option was deemed as a prepaid forward to purchase the Company’s own shares and recognized as permanent equity at its fair value at inception as a reduction to additional paid in capital in the consolidated balance sheet. In November 2020, US$7 in aggregate principal amount of such Notes were converted, pursuant to which the Company issued 735 Class A ordinary shares to the holders of such Notes. The balance of the Notes converted were derecognized and recorded as ordinary shares and additional paid-in capital.

On January 15, 2021, the Company entered into separate and individually privately negotiated agreements with certain holders of its outstanding 2024 Notes to exchange US$581,685 principal amount of the outstanding 2024 Notes for 62,192,017 ADSs with a conversion premium of US$56,359 (the “2024 Notes Exchanges”). In connection with the 2024 Notes Exchanges, the Company also entered into agreements with certain financial institutions to terminate a portion of the capped call transactions and Zero-Strike Call transactions with the amount corresponding to the portion of the principal amount of the 2024 Notes that were exchanged. With above termination of the capped call transactions and Zero-Strike Call transactions, the Company received 16,402,643 treasury shares accordingly.

For the 2024 Notes Exchanges, the 2024 Notes with carrying amount of US$578,902 were derecognised with a corresponding amount being recognised as share capital and additional paid-in capital. The conversion premium of US$56,359 was recorded as interest expenses according to ASC 470-20-40-16, which requires a reporting entity to recognize an expense equal to the fair value of the shares or other consideration issued to induce conversion, i.e., the excess of the fair value of all consideration transferred over the fair value of the securities transferred pursuant to the original conversion terms. For the terminations of the capped call transactions and Zero-Strike Call transactions, the amount of the purchase price of the capped call transactions and Zero-Strike Call transactions terminated of RMB1,849,600 that was previously recorded in the additional paid-in capital was reclassified to treasury stock.

On February 1, 2024, the Company repaid the then outstanding 2024 Notes in full upon the maturity of the 2024 Notes with carrying amount of US$164,520 (RMB1,168,732). The Company also entered into agreements with certain financial institutions to terminate the capped call transactions and Zero-Strike Call transactions and received 13,404,825 treasury shares accordingly. The amount of the purchase price of the capped call transactions and Zero-Strike Call transactions terminated of RMB709,490 that was previously recorded in the additional paid-in capital was reclassified to treasury stock.

2026 and 2027 Notes

In January 2021, the Group issued US$750,000 convertible senior Notes due 2026 (the “2026 Notes”) and US$750,000 convertible senior Notes due 2027 (the “2027 Notes”). The 2026 Notes bears no interest and the 2027 Notes bears interest at a rate of 0.50% per year, which is payable semiannually in arrears on February 1 and August 1 of each year, beginning on August 1, 2021. Holders may convert their 2026 Notes at their option prior to the close of business on the business day immediately preceding August 1, 2025, and holders may convert their 2027 Notes at their option prior to the close of business on the business day immediately preceding August 1, 2026. The initial conversion price is US$93.06 per ADS for the Notes, subject to customary anti-dilution adjustments. Upon conversion, the Company will pay or deliver, as the case may be, cash, ADSs, or a combination of cash and ADSs, at the Company’s discretion. Holders of the 2026 Notes have the right to require the Company to repurchase in cash for all or part of their Notes on February 1, 2024 or in the event of certain fundamental changes at a repurchase price equal to 100% of the principal amount of the Notes to be repurchased. Holders of the 2027 Notes have the right to require the Company to repurchase in cash for all or part of their Notes on February 1, 2025 or in the event of certain fundamental changes at a repurchase price equal to 100% of the principal amount of the Notes to be repurchased, plus accrued and unpaid interest.

The Company early adopted ASU 2020-06 which eliminates the cash conversion accounting models for 2026 Notes and 2027 Notes. Accordingly, the principal amount of these Notes was reported as one single unit of account in long-term borrowings at its principal amount, net of debt issuance costs of US$26,340, on the basis of not electing fair value option for the Notes and no substantial premium to be offered. The Notes are subsequently measured at amortized cost with interest expenses accrued over the term of these Notes using the effective interest method.

In 2022, the Group repurchased the aggregated portion of 2026 Notes with the carrying amount of US$190,962 (RMB1,317,106). In 2023, the Group repurchased the aggregated portion of 2026 Notes and 2027 Notes with the carrying amount of US$253,762 (RMB1,801,685) and US$242,249 (RMB1,719,944), respectively. In February 2024, upon the exercise of repurchase prices by the holders of the 2026 Notes, the Group repurchased the portion of 2026 Notes with the aggregated carrying amount of US$298,689 (RMB2,122,155).

In November and December 2024, as separately negotiated, the Group settled certain 2027 Notes with a principal amount of $127,090 by delivering 27,690,071 Company’s ADSs and cancelled the same amount of treasury shares, with the exchange ratio ranged from 207.0 to 227.6 ADSs per $1,000 principal amount of the 2027 Notes. The Group did not receive any cash proceeds from the issuance of the ADSs upon exchange. The Group derecognized treasury stock of RMB2,214,029, with the difference of RMB1,311,200 recorded in additional paid-in capital accordingly.

As of December 31, 2024, the carrying amount of the remaining 2026 Notes and 2027 Notes were RMB6,534 and RMB2,706,285, respectively, and the Company reclassified the carrying value of 2027 Notes with the amount of RMB2,706,285 in current liabilities to reflect the early redemption right by 2027 Notes holders on February 1, 2025.

In February 2025, upon the exercise of repurchase rights by the holders of the 2027 Notes, the Group repurchased the portion of 2027 Notes with the aggregated carrying amount of US$378,312 (RMB2,712,412). As of June 30, 2025, the carrying amount of the remaining 2026 Notes and 2027 Notes were RMB6,516 and RMB1,518, respectively.

2029 and 2030 Notes

In September and October 2023, the Company issued US$575,000 convertible senior Notes due 2029 (the “2029 Notes”) and US$575,000 convertible senior Notes due 2030 (the “2030 Notes”). The 2029 Notes bears interest at a rate of 3.875% per year, payable semiannually in arrears on April 15 and October 15 of each year, beginning on April 15, 2024. The 2030 Notes bears interest at a rate of 4.625% per year, payable semiannually in arrears on April 15 and October 15 of each year, beginning on April 15, 2024. Holders may convert their 2029 Notes at their option prior to the close of business on the second scheduled trading day immediately preceding October 15, 2029, and holders may convert their 2030 Notes at their option prior to the close of business on the second scheduled trading day immediately preceding October 15, 2030. The initial conversion price is US$11.12 per ADS for the Notes, subject to customary anti-dilution adjustments. Upon conversion, the Company will pay or deliver, as the case may be, cash, ADSs, or a combination of cash and ADSs, at the Company’s discretion. Holders of the 2029 Notes have the right to require the Company to repurchase in cash for all or part of their Notes on October 15, 2027 or in the event of certain fundamental changes at a repurchase price equal to 100% of the principal amount of the Notes to be repurchased. Holders of the 2030 Notes have the right to require the Company to repurchase in cash for all or part of their Notes on October 15, 2028 or in the event of certain fundamental changes at a repurchase price equal to 100% of the principal amount of the Notes to be repurchased, plus accrued and unpaid interest.

The Company accounted for 2029 Notes and 2030 Notes in accordance with ASU 2020-06 which eliminates the cash conversion accounting models. Accordingly, the principal amount of these Notes was reported as one single unit of account in long-term borrowings at its principal amount, net of debt issuance costs of US$17,855, on the basis of not electing fair value option for the Notes and no substantial premium to be offered. The Notes are subsequently measured at amortized cost with interest expenses accrued over the term of these Notes using the effective interest method. As of December 31, 2024 and June 30, 2025, the carrying amount of the Notes were RMB8,160,462 and RMB8,135,257, respectively.

(iv) Long-term bank loan

				As of December 31, 2024			As of June 30, 2025
					Current portion	Long-term		Current portion	Long-term
			Maturity/	Outstanding	according to	portion according	Outstanding	according to	portion according
Ref.	Date of borrowing	Lender/Banks	Repayment date	loan	repayment schedule	to repayment schedule	loan	repayment schedule	to repayment schedule
1	June 15, 2022	Bank of Shanghai	June 15, 2025	80,340	80,340	—	—	—	—
2	July 25, 2022	China Construction Bank	July 25, 2029	6,460	1,360	5,100	5,780	1,700	4,080
3	July 26, 2022	Industrial and Commercial Bank of China	July 25, 2029	9,690	2,040	7,650	8,670	2,550	6,120
4	August 24, 2022	China Construction Bank	July 25, 2029	18,810	3,960	14,850	16,830	4,950	11,880
5	January 19,2023	China Construction Bank	July 25, 2029	297,730	62,680	235,050	266,390	78,350	188,040
6	January 20,2023	Industrial and Commercial Bank of China	July 25, 2029	474,810	99,960	374,850	424,830	124,950	299,880
7	September 18,2023	Bank of Shanghai	September 18,2026	213,040	108,600	104,440	158,740	108,600	50,140
8	March 18,2024	China Construction Bank	January 15,2031	637,010	29,900	607,110	—	—	—
9	March 18,2024	Industrial and Commercial Bank of China	January 15,2031	497,660	23,360	474,300	—	—	—
10	March 18,2024	China Minsheng Bank	January 15,2031	497,670	23,380	474,290	—	—	—
11	March 18,2024	Agricultural Bank of China	January 15,2031	497,660	23,360	474,300	—	—	—
12	April 12,2024	Bank of Shanghai	January 11, 2027	145,550	72,600	72,950	109,250	72,600	36,650
13	May 15,2024	Bank of Shanghai	February15,2027	228,240	107,640	120,600	174,420	107,640	66,780
	Total			3,604,670	639,180	2,965,490	1,164,910	501,340	663,570

The long-term borrowings contain covenants including, among others, limitation on liens, consolidation, merger and sale of the Group’s assets and certain financial measures which include liabilities to assets ratio. The Group was in compliance with all of the loan covenants as of December 31, 2024 and June 30, 2025.

As of December 31, 2024, the Group had bank credit quotas with aggregated amount of RMB73,772,832 which consists of non-collateral based bank credit quotas of RMB15,441,290 and collateral-based bank credit quotas of RMB58,331,542. Out of the total non-collateral bank credit quotas, RMB7,104,500, RMB2,537,005 and RMB330,000 were used for bank borrowing, issuance of letters of guarantee and bank’s acceptance notes, respectively. Out of the total collateral-based bank credit quotas, RMB2,058,607 and RMB16,658,660 were used for issuance of letters of guarantee and bank’s acceptance notes, respectively.

As of June 30, 2025, the Group had bank credit quotas with aggregated amount of RMB66,912,199 which consists of non-collateral based bank credit quotas of RMB10,029,055 and collateral-based bank credit quotas of RMB56,883,144. Out of the total non-collateral bank credit quotas, RMB4,151,500, RMB2,200,050 and RMB584,000 were used for bank borrowing, issuance of letters of guarantee and banks’ acceptance notes, respectively. Out of the total collateral-based bank credit quotas, RMB2,086,389 and RMB16,236,850 were used for issuance of letters of guarantee and bank’s acceptance notes, respectively.